Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2018	Aug. 14, 2018
Document And Entity Information
Entity Registrant Name	PURA NATURALS, INC.
Entity Central Index Key	0001501257
Document Type	10-Q
Document Period End Date	Jun. 30, 2018
Trading Symbol	pnat
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		112,117,115
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018